Prepaid expenses (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Prepaid expenses
Insurance premium	R$ 24.3	R$ 24.0
Aircraft and engine leases	42.3	37.9
Guarantee commission	15.5	14.1
Other	32.2	28.4
Total prepaid expenses	114.3	104.4
Non-current	4.5	6.9
Current	R$ 109.8	R$ 97.5